Loans Receivable And Allowance For Credit Losses (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013 state	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Maximum disbursement of real estate loans to one borrower as percentage of unimpaired capital	15.00%
Lower range for maximum disbursement of real estate loans to one borrower	$ 500,000
Maximum loan disbursement to Executive Officers as percentage of Stockholders Equity	5.00%	5.00%
Net gain on sale of LHFS	228,000	248,000	298,000
Serviced loans for others, aggregate amount	237,700,000	349,700,000
Escrow balances on loans serviced for others	4,100,000	5,500,000
Correspondent lenders, number of states	23
Percentage of potential loan purchases reviewed for compliance with internal underwriting standards, minimum	25.00%
Loan-to-value ratio for securing multi-family and commercial real estate loans, maximum	80.00%
Loans on nonaccrual status	26,400,000	31,800,000
Loans receivable	5,958,868,000	5,608,083,000
Net charge-offs	1,200,000
Regulatory net charge-offs	381,000
ACL	8,822,000	11,100,000
ACL for loans individually evaluated for impairment	0	0
SVAs Charged Off In Prior Period Due To Loan Charge Off Policy Change [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
ACL		3,500,000
Regulatory Nonaccrual TDRs Originated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on nonaccrual status	6,700,000	10,000,000
Regulatory Nonaccrual TDRs Purchased [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on nonaccrual status	280,000	2,400,000
Regulatory Nonaccrual TDRs, Performing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on nonaccrual status	5,900,000	11,200,000
Doubtful [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 0	$ 0